Summary of Significant Accounting Policies (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Reconciliation of Net Loss per Common Share

		For the Period From
	For the Three Months	February 25, 2021 (Inception)
	Ended March 31, 2022	Through March 31, 2021
Redeemable Common Stock
Allocation of net loss	$(122,049)	$—
Denominator:
Weighted average shares of redeemable common stock outstanding	20,000,000	—
Basic and Diluted Net Loss per Redeemable Common Share	$(0.01)	$—
Non-Redeemable Common Stock
Allocation of net loss	$(30,512)	$(770)
Denominator:
Weighted average shares of non-redeemable common stock outstanding(1)	5,000,000	5,000,000
Basic and Diluted Net Loss per Non-Redeemable Common Share	$(0.01)	$(0.00)

For the period from
February 25, 2021
(inception) through
December 31, 2021
Redeemable Common Stock
Allocation of net loss	$(105,734)
Denominator: Weighted Average-Redeemable Common Stock
Weighted average shares outstanding	7,032,258
Basic and Diluted Net loss per Common Share, Redeemable Common Stock	$(0.02)
Non-Redeemable Common Stock
Allocation of net loss	$(75,177)
Denominator: Weighted Average-Non-Redeemable Common Stock
Weighted average shares outstanding	5,000,000
Basic and Diluted Net loss per Common Share, Non-Redeemable Common Stock	$(0.02)

summary of the components of the provision for income taxes

Federal
Current	$—
Deferred	37,991
State
Current	—
Deferred	—
Change in valuation allowance	(37,991)
Income tax provision	$—

Summary of Effective tax rate reconciliation

Effective Tax Rate Reconciliation	Tax-Effected	Rate
Pre-Tax Book Loss	$(37,991)	21.00%
Change in Valuation Allowance	37,991	(21.00)%
Income Tax (Expense) Benefit	$—	0.00%

Significant components of the Company's deferred tax assets and liabilities

Organization costs	$26,251
Net operating loss carryforward	11,740
Total deferred tax asset	37,911
Valuation allowance	(37,911)
Net Deferred Tax Assets/(Liabilities)	$—

Schedule of common stock subject to possible redemption

The common stock subject to possible redemption reflected on the balance sheet as of December 31, 2021 is reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Common stock issuance costs	(21,514,584)
Proceeds allocated to Public Warrants at issuance	(5,000,000)
Plus:
Remeasurement of carrying value to redemption value	27,514,584
Common stock subject to possible redemption	$201,000,000